MainStay Cash Reserves Fund (Prospectus Summary) | MainStay Cash Reserves Fund
MainStay Cash Reserves Fund
Liquidation of the Fund

On September 28, 2011, the Board of Trustees of the Fund, upon the recommendation of the Fund's Manager, New York Life Investments, approved a proposal to liquidate the Fund. The Fund will be liquidated pursuant to a
Board-approved Plan of Liquidation on or about March 30, 2012 ("Liquidation
Date").

Effective October 14, 2011, the Fund closed to all new investors of Class I shares. Beginning on that date, new account requests and exchanges into the
Fund are no longer accepted with respect to Class I shares. Existing Class I shareholders may continue to purchase shares, including through dividend reinvestments. Effective March 20, 2012, the Fund will be closed to purchases by existing Class I shareholders. These dates, including the Liquidation Date, may be changed without notice at the discretion of the Fund's officers.

As the Liquidation Date approaches, the Manager is expected to (i) transition the Fund's portfolio so that its assets are held in cash and cash equivalents, or (ii) reduce maturities of non-cash investments in order to prepare for an orderly liquidation and to meet redemption requests. This may adversely affect the Fund's yield. Moreover, the impending liquidation may result in large redemptions, which could adversely affect the Fund's expense ratio. The Manager anticipates that, in addition to maintaining existing contractual expense limitations, it will continue to voluntarily limit the Fund's expenses to the extent it deems appropriate to maintain the Fund's yield at its current level during this transition period if expenses have a significant impact on yield due to low interest rates. As the Fund's Liquidation Date approaches, the Fund may deviate from its stated investment objective and strategies.

Prior to the Liquidation Date, shareholders of the Fund may (1) remain invested in the Fund; (2) exchange their shares of the Fund for shares of the appropriate class of any other open MainStay Fund, subject to the requirements and limitations in the applicable Fund Prospectus; or (3) redeem their shares. The
Manager and its affiliates will be working with shareholders and intermediaries to identify possible alternative investment vehicles for shareholders. It is likely that shareholders will redeem or exchange their shares of the Fund prior to the Liquidation Date.

If a shareholder remains invested in the Fund as of the Liquidation Date, the shareholder's shares will be redeemed automatically, on or promptly after the
Liquidation Date, at net asset value per share as of the Liquidation Date. The
Fund seeks to maintain a stable $1.00 net asset value per share, although there is no assurance that this will be the case. Redemption of shares by a shareholder as part of a liquidation generally will be considered a taxable event. However, shareholders are not expected to have any gain or loss on the liquidating distributions so long as the Fund maintains a $1.00 share price.
Prior to the liquidation, the Fund may make distributions of income and capital gains. These distributions will have the tax and other consequences described in the Prospectus and Statement of Additional Information. You should consult your tax adviser for information regarding all tax consequences applicable to your investment in the Fund.
Investment Objective
The Fund seeks a high level of current income while preserving capital and maintaining liquidity.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	MainStay Cash Reserves Fund Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		MainStay Cash Reserves Fund Class I
Management Fees (as an annual percentage of the Fund's average daily net assets)	[1]	0.43%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.13%
Total Annual Fund Operating Expenses	[2]	0.56%
Waivers / Reimbursements	[2]	(0.06%)
Total Annual Fund Operating Expenses After Waivers / Reimbursements	[2]	0.50%
[1]	The management fee is as follows: 0.45% on assets up to $500 million; 0.40% on assets from $500 million to $1 billion; and 0.35% on assets in excess of $1 billion.
[2]	New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class I shares do not exceed 0.50% of its average daily net assets. This agreement will remain in effect until February 28, 2013, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	MainStay Cash Reserves Fund Class I
Expense Example, With Redemption, 1 Year	51
Expense Example, With Redemption, 3 Years	173
Expense Example, With Redemption, 5 Years	307
Expense Example, With Redemption, 10 Years	696

Principal Investment Strategies
The Fund invests in short-term, high-quality, U.S. dollar-denominated securities that generally mature in 397 days (13 months) or less. The Fund maintains a dollar-weighted average maturity of 60 days or less and maintains a dollar-weighted average life to maturity of 120 days or less. The Fund seeks to maintain a stable $1.00 net asset value per share.

The Fund may invest in obligations issued or guaranteed by the U.S. government or any of its agencies or instrumentalities; U.S. and foreign bank and bank holding company obligations, such as certificates of deposit ("CDs"), bankers'
acceptances and Eurodollars; commercial paper; time deposits; repurchase agreements; and corporate debt securities. The Fund may invest in variable rate notes, floaters, and mortgage-related and asset-backed securities. The Fund may also invest in foreign securities that are U.S. dollar-denominated securities of foreign issuers.

The Fund will generally invest in obligations that mature in 397 days or less and substantially all of which will be held to maturity. However, the Fund may invest in securities with a face maturity of more than 397 days provided that the security is a variable or floating rate note that meets the applicable guidelines with respect to maturity. Additionally, securities collateralizing repurchase agreements may have maturities in excess of 397 days.

Investment Process: New York Life Investments, the Fund's Manager, seeks to achieve the highest yield relative to minimizing risk while also maintaining liquidity and preserving principal. The Manager selects securities based on an analysis of the creditworthiness of the issuer. The Manager works to add value by emphasizing specific securities and sectors of the money market that appear to be attractively priced based upon historical and current yield spread relationships.

The Manager may sell a security prior to maturity if it no longer believes that the security will contribute to meeting the investment objective of the Fund.
Principal Risks
Stable Net Asset Value Risk: An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at
$1.00 per share, it is possible to lose money by investing in the Fund. This could occur because of unusual market conditions or a sudden collapse in the creditworthiness of a company once believed to be an issuer of high-quality, short-term securities.

Market Changes Risk: The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests, which could cause the
Fund to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Fund's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Fund's Manager may not produce the desired results.

Debt Securities Risk: The risks involved with investing in debt securities include (without limitation): (i) credit risk, i.e., the risk that an issuer of a debt security may fail to repay the loan created by the issuance of that debt security; (ii) maturity risk, i.e., the risk that a debt security with a longer maturity may fluctuate in value more than a debt security with a shorter maturity; (iii) market risk, i.e., the risk that low demand of debt securities may negatively impact their price; (iv) interest rate risk, i.e., the risk that when interest rates go up, the value of a debt security goes down, and when interest rates go down, the value of a debt security goes up; (v) selection risk, i.e., the risk that the securities selected by the Manager may underperform the market or other securities selected by other funds; and (vi)
call risk, i.e., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund's income, if the proceeds are reinvested at lower interest rates.

Additional risks associated with an investment in the Fund include the following: (i) not all U.S. government securities are insured or guaranteed by the U.S. government-some are backed only by the issuing agency, which must rely on its own resources to repay the debt; and (ii) the Fund's yield will fluctuate with changes in short-term interest rates.

Floaters and Variable Rate Notes Risk: Floaters and variable rate notes provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate notes may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund's ability to sell the securities at any given time. Securities with floating interest rates generally are less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much or as fast as interest rates in general. Such securities also may lose value.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets, as well as political and economic developments in foreign countries, may affect the value of the Fund's investments in foreign securities. Foreign securities may also subject the Fund's investments to changes in currency rates. These risks may be greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets.

Mortgage-Backed/Asset-Backed Securities Risk: Prepayment risk is associated with mortgage-backed and asset-backed securities. If interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of the
Fund's investments. If interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise, increasing the potential for the Fund to lose money. The value of these securities may be significantly affected by changes in interest rates, the market's perception of issuers, and the creditworthiness of the parties involved. The ability of the Fund to successfully utilize these instruments may depend on the ability of the Manager to forecast interest rates and other economic factors correctly. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile.

Money Market Fund Regulatory Risk: Money market funds are subject to liquidity, credit quality, and maturity requirements pursuant to Securities and Exchange
Commission ("SEC") rules. Because of these requirements, the Fund may achieve a reduced yield relative to the yield achieved prior to the imposition of these requirements. The SEC may adopt additional money market fund regulations in the future, which may impact the operation or performance of the Fund.

Yield Risk: There can be no guarantee that the Fund will achieve or maintain any particular level of yield.
Past Performance
The following bar chart and tables indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. Sales loads are not reflected in the bar chart.
If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns for the one-, five- and ten-year periods compare to those of a money market fund average. The
Average Lipper Institutional Money Market Fund is an equally weighted performance average adjusted for capital gains distributions and income dividends of all of the institutional money market funds in the Lipper Universe.
Lipper Inc., a wholly-owned subsidiary of Reuters Group PLC, is an independent monitor of mutual fund performance. Lipper averages are not class specific.
Lipper returns are unaudited.

Past performance is not necessarily an indication of how the Fund will perform in the future.

For current yield information, call toll-free: 800-MAINSTAY (624-6782).
The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown.
Annual Returns, Class I Shares (by calendar year 2002-2011)

Best Quarter 4Q/06 1.23% Worst Quarter 1Q/10 0.00%
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns MainStay Cash Reserves Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class I	Class I Return Before Taxes	0.01%	1.41%	1.75%
Average Lipper Institutional Money Market Fund	Average Lipper Institutional Money Market Fund (reflects no deductions for fees, expenses, or taxes)	0.04%	1.57%	1.88%